Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,678,587.98

Principal:
Principal Collections	$18,462,819.90
Prepayments in Full	$9,603,072.52
Liquidation Proceeds	$223,370.31
Recoveries	$22,908.71
Sub Total	$28,312,171.44
Collections	$29,990,759.42

Purchase Amounts:
Purchase Amounts Related to Principal	$27,248.76
Purchase Amounts Related to Interest	$182.88
Sub Total	$27,431.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,018,191.06

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,018,191.06
Servicing Fee	$669,410.32	$669,410.32	$0.00	$0.00	$29,348,780.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,348,780.74
Interest - Class A-2 Notes	$121,208.38	$121,208.38	$0.00	$0.00	$29,227,572.36
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$28,839,045.86
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$28,715,493.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,715,493.86
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$28,665,260.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,665,260.86
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$28,627,775.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,627,775.19
Regular Principal Payment	$25,454,018.14	$25,454,018.14	$0.00	$0.00	$3,173,757.05
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,173,757.05
Residual Released to Depositor	$0.00	$3,173,757.05	$0.00	$0.00	$0.00

Total		$30,018,191.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,454,018.14
Total					$25,454,018.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,454,018.14	$70.43	$121,208.38	$0.34	$25,575,226.52	$70.77
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$25,454,018.14	$24.18	$721,005.55	$0.68	$26,175,023.69	$24.86

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$199,246,655.88	0.5512884	$173,792,637.74	0.4808606
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$708,286,655.88	0.6728605	$682,832,637.74	0.6486797

Pool Information
Weighted Average APR	2.538%	2.533%
Weighted Average Remaining Term	48.44	47.61
Number of Receivables Outstanding	28,397	27,894
Pool Balance	$803,292,384.66	$774,828,772.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$738,757,581.79	$712,876,609.47
Pool Factor	0.7008376	0.6760043

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$61,952,163.20
Targeted Overcollateralization Amount	$91,996,134.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,996,134.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$147,100.50
(Recoveries)		7	$22,908.71
Net Loss for Current Collection Period			$124,191.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1855%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2351%
Second Prior Collection Period			0.3348%
Prior Collection Period			0.1523%
Current Collection Period			0.1889%
Four Month Average (Current and Prior Three Collection Periods)			0.2278%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		373	$1,274,550.27
(Cumulative Recoveries)			$90,025.80
Cumulative Net Loss for All Collection Periods			$1,184,524.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1033%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,417.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,175.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	171	$5,630,769.98
61-90 Days Delinquent	0.13%	31	$1,037,137.05
91-120 Days Delinquent	0.03%	5	$222,243.96
Over 120 Days Delinquent	0.00%	1	$33,259.08
Total Delinquent Receivables	0.89%	208	$6,923,410.07

Repossession Inventory:
Repossessed in the Current Collection Period		8	$298,756.02
Total Repossessed Inventory		13	$557,495.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0794%
Prior Collection Period			0.0845%
Current Collection Period			0.1326%
Three Month Average			0.0988%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1668%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	11

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	90	$2,976,969.12
2 Months Extended	101	$3,942,789.88
3+ Months Extended	8	$318,945.48

Total Receivables Extended	199	$7,238,704.48
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer